Transactions with Related Parties, Robin Energy Ltd (Details)			6 Months Ended		12 Months Ended
	Apr. 14, 2025 USD ($) $ / shares	Mar. 07, 2023 $ / shares	Jun. 30, 2025 USD ($) Vote $ / shares shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Mar. 02, 2023 $ / shares
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Consecutive trading day period			5 days
Investment in related party | $			$ 127,151,902		$ 100,687,500
Dividend income from related party | $			2,620,833	$ 1,263,889
Due from related parties, current | $			5,181,873		$ 6,072,800
Related Party [Member] | Robin Energy Ltd. [Member]
Transactions with Related Parties [Abstract]
Dividend income from related party | $			106,944	0
Due from related parties, current | $			$ 874,289
Series A Preferred Shares [Member]
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share)		$ 0.001
Preferred shares, stated amount (in dollars per share)		$ 1,000	$ 1,000
Preferred shares, dividend rate		1.00%	1.00%		1.00%
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member]
Transactions with Related Parties [Abstract]
Preferred shares, par value (in dollars per share)			$ 0.001
Preferred shares, issued (in shares) | shares			2,000,000
Preferred shares, stated amount (in dollars per share)			$ 25
Number of votes per share | Vote			0
Percentage of volume-weighted average price of common shares			200.00%
Investment in related party | $			$ 26,047,735
Accrued dividends | $			$ 105,555
Preferred shares, dividend rate			1.00%
Dividends received from related party | $			$ 1,389	$ 0
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member] | Level 2 [Member]
Transactions with Related Parties [Abstract]
Investment in related party | $	$ 25,942,180
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member] | Discounted Cash Flow Model [Member]
Unobservable Inputs [Abstract]
Weighted average cost of capital	11.88%
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member] | Black Scholes [Member]
Unobservable Inputs [Abstract]
Weighted average cost of capital	11.88%
Volatility	107.92%
Risk-free rate	4.02%
Strike price (in dollars per share)	$ 10.546
Share price	5.8
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member] | Probability Adjusted Method [Member]
Unobservable Inputs [Abstract]
5-day VWAP with 10% discount to conversion day price	4.5
5-day VWAP with 20% discount to conversion day price	$ 4
Probability ascribed for 10% lower 5-day VWAP	75.00%
Probability ascribed for 20% lower 5-day VWAP	25.00%
Share price	$ 5
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member] | Probability Adjusted Method [Member] | Minimum [Member]
Unobservable Inputs [Abstract]
Discount rate	10.00%
Series A Preferred Shares [Member] | Related Party [Member] | Robin Energy Ltd. [Member] | Probability Adjusted Method [Member] | Maximum [Member]
Unobservable Inputs [Abstract]
Discount rate	20.00%